23 Post-employment Benefits (Details 12)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Asset allocation	100.00%	100.00%
Fixed Income [member]
Disclosure of defined benefit plans [line items]
Asset allocation	69.60%	70.40%
Variable Income [member]
Disclosure of defined benefit plans [line items]
Asset allocation	7.20%	9.10%
Loans [member]
Disclosure of defined benefit plans [line items]
Asset allocation	1.60%	1.60%
Real Estate [member]
Disclosure of defined benefit plans [line items]
Asset allocation	5.80%	7.20%
Investment Structuring [member]
Disclosure of defined benefit plans [line items]
Asset allocation	10.50%	8.90%
Investments Abroad [member]
Disclosure of defined benefit plans [line items]
Asset allocation	5.30%	2.80%